Debt - Lease liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Debt [Line Items]
Gross lease liabilities		€ 1,180	€ 1,333
Current interest payable	[1],[2]	1,683
Long-term debt including current portion of long-term debt		8,111	6,933
Interest payable		71	52
Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		1,082	1,220
Interest payable		98	113
Not later than one year [member]
Debt [Line Items]
Gross lease liabilities		251	280
Current interest payable	[1],[2]	159
Not later than one year [member] | Lease liabilities [member]
Debt [Line Items]
Current interest payable		21	22
Long-term debt including current portion of long-term debt		230	257
Later than one year and not later than five years [member]
Debt [Line Items]
Gross lease liabilities		554	636
Later than one year and not later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		505	580
Non-current interest payable		49	56
Later than five years [member]
Debt [Line Items]
Gross lease liabilities		376	417
Current interest payable	[1],[2]	956
Later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		348	383
Non-current interest payable		€ 28	€ 34

[1]	Amounts in this table are undiscounted
[2]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.